ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Disclosure of detailed information about accounts payable and accrued liabilities [Table Text Block]
	2022	2021
Trade payables	$5,612	$2,990
Accrued liabilities	8,954	5,918
Tax liabilities(1)	5,740	98
Payroll related liabilities	728	134
Share unit accrued liabilities	2,382	1,245
Accounts payable and accrued liabilities	$23,416	$10,385